Employee compensation and benefits - Income statement charge (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 USD ($)
Employee Compensation And Benefits [Abstract]
Percentage increase in plan liabilities due to past service cost		0.90%	0.90%
Past service cost, net defined benefit liability (asset)		$ 239	£ 187
Defined benefit pension plans	$ 176	355		$ 100
Defined contribution pension plans	758	756		603
Pension plans	934	1,111		703
Defined benefit and contribution healthcare plans	15	21		(34)
Post-employment benefits	$ 949	$ 1,132		$ 669